Consolidated balance sheets - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Property, plant and equipment		€ 9,365	€ 9,717	€ 9,651
Right-of-use assets	[1]	1,198	1,300	0
Goodwill		44,364	44,519	44,235
Other intangible assets		18,421	16,572	21,889
Investments accounted for using the equity method		201	3,591	3,402
Other non-current assets		2,734	2,503	2,815
Non-current income tax assets		248	164	156
Deferred tax assets		4,212	5,434	4,613
Non-current assets		80,743	83,800	86,761
Inventories		8,352	7,994	7,477
Accounts receivable		7,491	7,937	7,260
Other current assets		2,737	2,445	2,023
Current income tax assets		1,208	808	894
Cash and cash equivalents		13,915	9,427	6,925
Current assets		33,703	28,611	24,579
Assets held for sale or exchange		83	325	68
Total assets		114,529	112,736	111,408
Equity and liabilities
Equity attributable to equity holders of Sanofi		63,001	58,934	58,876
Equity attributable to non-controlling interests		146	174	159
Total equity		63,147	59,108	59,035
Long-term debt		19,745	20,131	22,007
Non-current lease liabilities	[2]	931	987	0
Non-current liabilities related to business combinations and to non-controlling interests		387	508	963
Non-current provisions and other non-current liabilities		7,536	7,641	7,206
Non-current income tax liabilities		1,733	1,680	1,407
Deferred tax liabilities		1,770	2,294	3,414
Non-current liabilities		32,102	33,241	34,997
Accounts payable		5,295	5,313	5,041
Current liabilities related to business combinations and to non-controlling interests		218	292	341
Current provisions and other current liabilities		10,132	9,703	8,969
Current income tax liabilities		604	258	392
Current lease liabilities	[2]	232	261	0
Short-term debt and current portion of long-term debt		2,767	4,554	2,633
Current liabilities		19,248	20,381	17,376
Liabilities related to assets held for sale or exchange		32	6	0
Total equity and liabilities		€ 114,529	€ 112,736	€ 111,408

[1]	Includes the effects of first-time application of IFRS 16 on leases using the modified retrospective approach, effective January 1, 2019.
[2]	Includes the effects of first-time application of IFRS 16 on leases using the modified retrospective approach, effective January 1, 2019.